Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
6. Debt
Debt consisted of the following:

	March 31,	December 31,
	2022	2021

	(in thousands)
Subordinated Facility	$16,293	$16,293
Unamortized deferred financing costs, Cargill Credit Agreements	(5,183)	(5,094)

Total debt	$11,110	$11,199

Agreements with Cargill Financial
In September 2021, the Company and Cargill Financial entered into (a) a credit agreement (the “Original Senior Credit Agreement”) for an up to $150,000 thousand multiple-advance term loan (the “Senior Facility”) and (b) a subordinated credit agreement (the “Original Subordinated Credit Agreement” and, together with the Original Senior Credit Agreement, the “Original Credit Agreements”) for an up to $50,000 thousand multiple-advance subordinated term loan (the “Subordinated Facility” and, together with the Senior Facility, the “Original Facilities”). On March 14, 2022, the Company and Cargill Financial amended the Original Credit Agreements and the Original Facilities, as described in Note 13,
Subsequent Events
.
The interest rate on the Subordinated Facility is 10.5% per annum, with accrued interest on the agreement paid quarterly in arrears on the last business day of each calendar quarter, commencing the last business day of the calendar quarter ending December 31, 2022, and on the maturity date September 3, 2028. A total of $16,293 thousand was outstanding on the Subordinated Facility as of March 31, 2022 and December 31, 2021.
The interest rate on the Senior Facility is equal to LIBOR plus the Applicable Margin (which varies between 5.5% to 6.5% depending on the Senior Facility net leverage ratio). The maturity date of the Senior Facility will be on September 3, 2028. There were no amounts outstanding on this loan as of March 31, 2022 and December 31, 2021.
As part of the Original Credit Agreements, the Company is required to have an Interest Reserve Account. The Original Credit Agreements also require the Company to be in compliance with certain financial covenants, including specified debt coverage, net leverage, and interest coverage ratios. Additional covenants and other restrictions exist that limit the Company’s ability, among other things, to undergo a merger or consolidation, sell certain assets, create liens, guarantee certain obligations of third parties, make certain investments or acquisitions, and declare dividends or make distributions. In accordance with the Original Credit Agreements, budgets and timelines for CEA facilities also have to be approved by Cargill Financial and the Company is required to report ongoing CEA facility construction costs. The credit facility is secured with a first-priority lien against substantially all of the assets of the Company, including its intellectual property.
The Original Credit Agreements have an unused revolving line commitment fee in an amount of
125
basis points per annum of the unused portion of the Original Credit Agreements.
The Company was in compliance with all applicable covenants as of March 31, 2022.

7. Debt
Debt consisted of the following:

	December 31,
	2021	2020

	(in thousands)
PPP loan	$—	$104
Share settlement note	—	50
Subordinated Facility	16,293	—
Unamortized deferred financing costs, Cargill Credit Agreements	(5,094)	—
Total debt	11,199	154
Share settlement note—short term	—	(50)

Long-term debt, less current portion and Convertible Notes	$11,199	$104

Share Settlement Note
In April 2020, the Company entered into a promissory note with a former shareholder for a principal amount of $80 thousand in connection with the share settlement as discussed in Note 11,
Stockholders’ Equity (Deficit)
, below. The note accrues interest at a rate of 0.91% and is paid in monthly payments of $5 thousand until the maturity date of October 1, 2021. In March 2021, all outstanding amounts were repaid to the former shareholder.
Short-Term Loan
In January 2021, the Company entered into a short-term loan agreement with First Interstate Bank to finance the general working capital for the Company. The loan had a principal balance of $500 thousand, bears interest at 5.25% per annum and matures in April 2021. In April 2021, this loan was repaid in full.
Convertible Notes
During 2021, the Company entered into a series of identical convertible long-term notes with various parties with a maturity date of February 8, 2023 (referred to herein as the “Convertible Notes”). Prior to conversion on November 19, 2021, the Convertible Notes had a combined total principal balance is $26,050 thousand and bore interest at 8% per annum. The Convertible Notes were accounted for at fair value with changes in fair value being recognized under Convertible Notes fair value adjustment within the income statement. The Convertible
Notes had a conversion feature that triggered upon the earliest of a qualified equity financing or a qualified SPAC transaction, as defined by the agreement. On November 19, 2021, upon the closing of Business Combination, the outstanding principal of all the Convertible Notes were converted into a number of shares of common stock, at a conversion price equal to value of each share of common stock in the qualified SPAC transaction multiplied by 85%. The Company recognized $1,364 thousand in interest expense in connection with the Convertible Notes for the year ended December 31, 2021. The Company converted all the Convertible Notes, including the related accrued interest of $1,364 thousand, to equity and recorded net gain on settlement of $240 thousand.
Agreements with Cargill Financial
In March 2021, the Company entered into a loan with Cargill Financial to finance the general working capital for the Company. This loan had a principal balance of up to $10,000 thousand and bore interest at 8% per annum with a maturity date of March 22, 2022. In September 2021, this loan was repaid in full. In connection with the original loan, the lender also received 25% equity warrant coverage on the original loan amount. The warrant to purchase shares entitles the lender to a number of shares totaling 25% of the principal amount of the loan multiplied by
85
% of the lowest cash price per share upon the earliest of a qualified equity financing, SPAC transaction, or an acquisition, as defined by the agreement. The warrants are still outstanding. For more information on the warrants, see Note 11,
Stockholders’ Equity (Deficit).

On September 3, 2021, the Company entered into the Subordinated Facility with Cargill Financial, including an agreement to borrow up to $50,000 thousand and also entered into the Senior Facility to borrow up to $150,000 thousand.
The interest rate on the Subordinated Facility is 10.5% per annum, with accrued interest on the agreement paid quarterly in arrears on the last business day of each calendar quarter, commencing the last business day of the calendar quarter ending December 31, 2021, and on the maturity date September 3, 2028. A total of $16,293 thousand was outstanding on the Subordinated Facility as of December 31, 2021.
The interest rate on the Senior Facility will be equal to LIBOR plus the Applicable Margin (which varies between 5.5% to 6.5% depending on the Senior Facility net leverage ratio). The maturity date of the Senior Facility will be on September 3, 2028. There are no amounts outstanding on this loan as of December 31, 2021.
As part of the Cargill Credit Agreements, the Company is required to establish an Interest Reserve Account as described above in Note 2,
Summary of Significant Accounting Policies
. The Cargill Credit Agreements also require the Company to be in compliance with certain financial covenants, including specified debt coverage, net leverage, and interest coverage ratios. Additional covenants and other restrictions exist that limit the Company’s ability, among other things, to undergo a merger or consolidation, sell certain assets, create liens, guarantee certain obligations of third parties, make certain investments or acquisitions, and declare dividends or make distributions. In accordance with the Credit Agreements, budgets and timelines for CEA facilities also have to be approved by Cargill Financial and the Company is required to report ongoing CEA facility construction costs. The credit facility is secured with a first-priority lien against substantially all of the assets of the Company, including its intellectual property.
The Cargill Credit Agreements have an unused revolving line commitment fee in an amount of 125 basis points per annum of the unused portion of the Credit Agreements.
The Company was in compliance with all applicable covenants as of December 31, 2021.